BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended
	Jul. 19, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash equivalents			$ 0		$ 0	$ 0
Federal Depository Insurance Coverage			250,000		250,000	250,000
Unrecognized tax benefits			0		0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0		$ 0	$ 0
Temporary equity shares outstanding			13,800,000			13,800,000
Anti-dilutive securities attributable to warrants (in shares)		450,000		450,000		450,000
Private Placement
Anti-dilutive securities attributable to warrants (in shares)						12,810,000
Public Warrants | IPO
Number of warrants in a unit	0.50
Private Placement Warrants
Anti-dilutive securities attributable to warrants (in shares)			12,810,000		12,810,000
Class A Ordinary shares
Temporary equity shares outstanding			13,800,000		13,800,000	13,800,000